RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

20.RELATED PARTY TRANSACTIONS

Antalpha Digital Pte. Ltd., a wholly owned subsidiary of Antalpha Platform Holding Company (NASDAQ: ANTA) (collectively, “Antalpha”), is considered a related party of the Company, notwithstanding that Antalpha does not hold an equity interest in the Company. On July 23, 2025, the Company and Antalpha became related parties. Since such date, Mr. Xin Jin, the chief executive officer, chairman, and founder of Antalpha, has served as a non-executive director and chairman of the Company. Additionally, two of the three individuals controlling Enduring Wealth Capital Limited, which controls the Company, were also among the three individuals controlling Antalpha Technologies Holding Company, which controls Antalpha. One of these two individuals transferred her interest in Enduring Wealth Capital Limited to another person not referenced above on November 26, 2025.

As of December 31, 2025, the Company had entered into hashrate financing loans, product loans, and mining site loans with Antalpha (see Note 9). The hashrate financing loan was entered into in November 2024, whereas the product loans and mining site loans were entered into after July 23, 2025, when the Company and Antalpha became related parties. These loans were used to fund mining-related operating costs and to finance the purchase of mining machines and mining facilities. From July 23, 2025 through December 31, 2025, the Company incurred borrowings from Antalpha and repayments to Antalpha of approximately US$278.4 million and nil, respectively, and recognized interest expense of approximately US$14.1 million. As of December 31, 2025, the outstanding loan balance due to Antalpha Digital Pte. Ltd. was approximately US$557.6 million, with accrued interest payable of approximately US$3.5 million. To facilitate these loan arrangements, the Company pledged all of its bitcoin holdings, with a carrying value of approximately US$663.0 million, and all of its mining machines, with a carrying value of approximately US$248.7 million, to Antalpha. The Company also pledged 100% of the equity interests of GreenVolt Technology LLC, a wholly owned subsidiary of the Company to Antalpha. GreenVolt Technology LLC holds all of our mining site assets.

20.RELATED PARTY TRANSACTIONS - CONTINUED

Ursalpha Digital Limited (“Ursalpha”) is considered a related party because Ursalpha is controlled by one of the directors of the Company, despite there being no equity interest relationship between Ursaplha and the Company. The director was appointed on July 23, 2025 and Ursalpha became a related party of the Company from that date forward. As of December 31, 2025, amounts due from Ursalpha consisted of short-term receivables of approximately US$74.3 million and long-term receivables of approximately US$7.0 million. The receivables arose from the Company’s divestment of its PRC businesses to Ursalpha on May 27, 2025 (the “PRC Divestment Closing Date”), as described in Note 1. At the time of the divestment, Ursalpha was not a related party of the Company. Pursuant to the divestment agreement, a portion of the purchase consideration, recorded as receivables, was subject to a holdback mechanism designed to address (i) historical credit risk exposure associated with the loan facilitation business of the divested PRC entities and (ii) withholding income tax obligations arising from the indirect transfer of PRC assets. For the year ended December 31, 2025, approximately US$60 million of the holdback amounts were released and received on a quarterly basis subsequent to the PRC Divestment Closing Date.

Mining Ninjas US, Inc. (“NINJAS”) is considered a related party of the Company because one of the officers of the Company also serves on the board of directors of NINJAS, despite there being no equity interest relationship between NINJAS and the Company. On October 1, 2025, the Company entered into a Master Services Agreement with NINJAS, pursuant to which the Company provides hosting, operation, and maintenance services to NINJAS at the Company’s self-operated mining site. For the year ended December 31, 2025, revenue generated from transactions with NINJAS amounted to approximately US$1.4 million. As of December 31, 2025, an outstanding balance of approximately US$1.0 million was recorded as accounts receivable due from NINJAS. In addition, as of December 31, 2025, business deposits and advances received from NINJAS totaling approximately US$697 thousand were recorded within accrued expenses and other current liabilities as amounts due to a related party.

Aurora Energy LLC (“Aurora”) is considered a related party of the Company because it is controlled by one of the directors of the Company, despite there being no equity interest relationship between Aurora and the Company. On October 1, 2025, the Company entered into a Miner Operation and Maintenance Service Agreement and a Master Services Agreement with Aurora, pursuant to which the Company provides hosting, operation, and maintenance services. For the year ended December 31, 2025, revenue generated from transactions with Aurora amounted to approximately US$96 thousand. As of December 31, 2025, accounts receivable due from Aurora totaled approximately US$36 thousand. In addition, as of December 31, 2025, deposits and advances received from Aurora totaling approximately US$49 thousand were recorded within accrued expenses and other current liabilities as amounts due to a related party.

Mr. Xiaojun Zhang and Mr. Jiayuan Lin (the “Co-founders”) are considered related parties due to the significant influence over the Company for the year ended December 31, 2025. In August 2025, the Company entered into consulting agreements with the Co-founders. For the year ended December 31, 2025, the Company incurred consulting service fees of approximately US$1.1 million under such agreements.